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DEMZ POLITICAL CONTRIBUTIONS ETF
DEMZ POLITICAL CONTRIBUTIONS ETF
Investment Objective
The DEMZ Political Contributions ETF (the "Fund") seeks to track the total return performance, before fees and expenses, of the DEMZ Political Contribution Index (the "Index").
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DEMZ POLITICAL CONTRIBUTIONS ETF DEMZ POLITICAL CONTRIBUTIONS ETF SHARES
Management Fee	0.45%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.45%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
DEMZ POLITICAL CONTRIBUTIONS ETF | DEMZ POLITICAL CONTRIBUTIONS ETF SHARES | USD ($)	46	144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund uses a "passive management" (or indexing) approach in seeking to achieve its investment objective. The Index was developed by Reflection Asset Management, LLC, the Fund's investment adviser and index provider (the "Adviser"). The Index is a subset of the S&P 500® Index (the "S&P 500") designed to provide exposure to companies that make political contributions to Democratic Party candidates and political action committees above a certain threshold. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Index. This policy may be changed upon 60 days' prior written notice to shareholders.

The Index construction process begins with a universe of companies that 1) are current members of the S&P 500; and 2) direct at least 75% of their total corporate political contributions during an election cycle to Democratic Party candidates (as determined by the candidates' declared party allegiance and registration) and political action committees registered with the Democratic Party. A company's political contributions include the contributions of the company's senior management disclosed in the company's federal regulatory filings. This universe is licensed by the Adviser from Blue ETFs, Inc. ("Blue"), which obtains the universe of companies through a review of contribution data obtained from the Federal Election Commission (the "FEC").

The Index methodology then applies a financial model to the universe of companies to determine the weight of each company in the Index. The financial model determines a profile for each company based on its underlying characteristics (for example, economic sector, earnings and correlation to other constituents, among other characteristics) measured over a trailing 18-month time horizon. The financial model also applies two rules to the universe:

1)	No position can be added to the Index at higher than a 5% allocation; and

2)	No sector (as defined by the Global Industry Classification Standard ("GICS"), a widely recognized industry classification methodology developed by MSCI, Inc. and S&P Dow Jones Indices LLC ("SPDJI")), may deviate from the S&P 500 weighting by more than +/- 5% at the beginning of each quarter.

Together, these rules are designed to limit Index exposure to any particular security and any particular sector and to help the Index more closely track the S&P 500. Within these rules, the model then analyzes various combinations of company weights, based on the companies' profiles, and determines a combination designed to minimize the difference in the performance between the Index and the S&P 500. The application of the financial model is rules-based, and thus the Adviser, as index provider, does not exercise discretion in selecting, weighting, and maintaining the Index components that result from such application.

Blue provides to the Adviser an updated universe of companies that satisfy the political contributions screen on a quarterly basis in connection with the quarterly rebalancing of the S&P 500. The Adviser, as index provider, rebalances the Index in accordance with the Index methodology so that the Index is rebalanced on the same quarterly schedule as the S&P 500. Positions that are removed from the S&P 500 for any reason between quarterly rebalances are removed from the Index at such time. New positions added to the S&P 500 can only be added to the Index at a quarterly rebalance. If the political contributions of a company included in the Index fall below the 75% threshold discussed above, such company will be removed from the Index at the next rebalancing. The Adviser, as index provider, expects that the Index typically will include 40-60 companies.

The FEC has jurisdiction over the financing of campaigns for the U.S. House of Representatives, Senate, Presidency and Vice Presidency. The Index does not take into account political contributions that are not reported to the FEC ("Excluded Contributions"), such as contributions to state and local elections and organizations that qualify for tax exemption under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code").

The Fund will generally invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index.

In replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more economic sectors. As of the date of this Prospectus, the Fund has significant exposure to the Information Technology sector, as defined by GICS.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Moreover, in the event of a company's bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sector Risk – The Fund is subject to the following Sector Risk:

Information Technology Sector Risk — The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Issuer-Specific Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ETF Risks — The Fund is an exchange-traded fund ("ETF") and, as a result of this structure, it is exposed to the following risks:

Index Tracking Risk — The Fund's return may not match or achieve a high degree of correlation with the return of the Index.

Passive Investment Risk — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Trading Risk — Shares of the Fund may trade on The NASDAQ Stock Market (the "Exchange") above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Methodology Risk — The Fund seeks to track the performance of the Index, which is based on a construction methodology that utilizes financial modeling. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

The FEC imposes strict standards regarding the reporting of political contribution data, and violations of such standards may constitute a federal crime. Nevertheless, to the extent that a company fraudulently reports contribution data, such data may cause a company to be included in the Index when such company otherwise would be excluded absent such fraud. Further, FEC contribution data does not include Excluded Contributions and thus may not reflect all political contributions made by a company, including its senior management. Therefore, the Index's sole reliance on the FEC for political contributions data may cause a company to be included in the Index that would not qualify for inclusion if the Index took into account Excluded Contributions. The inclusion of such companies in the Index could negatively affect the value of an investment in the Fund.

New Index Provider Risk — The Index was created by and is owned and maintained by the Adviser, which has not previously been an index provider or investment adviser for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Adviser will compile the Index accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk— Because the Fund is an ETF, only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value ("NAV") and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling toll-free to 888-750-3369 (888-750-DEMZ).